SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Total taxes payable	$ 5,052,018	$ 4,402,625
Income Tax [Member]
Total taxes payable	1,691,007	850,834
Value Added Tax Value Added Tax [Member]
Total taxes payable	3,262,532	3,463,146
Other Taxes [Member]
Total taxes payable	$ 98,479	$ 88,645